Stock and Incentive Programs PSU and PSU Narrative Details (Details) (USD $)	0 Months Ended			9 Months Ended		12 Months Ended		3 Months Ended		0 Months Ended
	Jan. 03, 2012	Aug. 02, 2011	Jan. 02, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated future compensation expense				$ 22,000,000				$ 22,000,000		22,000,000
Estimated future compensation expense within one year				4,200,000				4,200,000		4,200,000
Estimated future compensation expense within two years				10,700,000				10,700,000		10,700,000
Estimated future compensation expense within three years				6,200,000				6,200,000		6,200,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of Days After Full Vesting for Dividends to be Paid						45 days
Nonvested at end of period (in shares)				1,312,641.000		735,357	415,906	1,312,641.000		1,312,641.000
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.88	$ 21.24	$ 21.24				20.81
Nonvested, Weighted Average Remaining Contractual Term (Years)						1 year 4 months 24 days	1 year 8 months 12 days
Granted, Shares		709	119,315	706,490	408,146	408,146	310,651
Granted, Weighted-Average Grant Date Fair Value Per Share	$ 14.34	$ 32.32	$ 41.26	$ 23.44	$ 20.39	$ 20.39
Vested, Shares				(99,405)		(3,608)
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 40.42		$ 19.92
Forfeited, Shares				(29,801)		(85,087)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 19.71		$ 20.30
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at end of period (in shares)				343,568		351,848	0	343,568		343,568
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.39	$ 0.00	$ 0.00				20.39
Nonvested, Weighted Average Remaining Contractual Term (Years)						2 years
Granted, Shares				0	389,930	389,930	0
Granted, Weighted-Average Grant Date Fair Value Per Share				$ 0.00	$ 20.39	$ 20.39
Vested, Shares				0		0
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 0.00		$ 0.00
Forfeited, Shares				(8,280)		(38,082)
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 20.39		$ 20.39
Estimated future compensation expense						4,800,000
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at end of period (in shares)				16,208		16,208	0	16,208		16,208
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)				$ 20.50	$ 0.00	$ 0.00				20.50
Nonvested, Weighted Average Remaining Contractual Term (Years)						2 years
Granted, Shares				0	16,208	16,208
Granted, Weighted-Average Grant Date Fair Value Per Share				$ 0.00	$ 20.50	$ 20.50
Vested, Shares				0		0
Vested, Weighted-Average Grant Date Fair Value Per Share				$ 0.00		$ 0.00
Forfeited, Shares				0		0
Forfeited, Weighted-Average Grant Date Fair Value Per Share				$ 0.00		$ 0.00
Performance Shares and Performance Share Units [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of Days After Full Vesting for Dividends to be Paid				45 days
Granted, Shares				0				0	0
Allocated Share-based Compensation Expense				1,600,000	1,800,000	2,300,000	0	600,000	600,000
Estimated future compensation expense				3,300,000				3,300,000		3,300,000
Estimated future compensation expense within one year				600,000				600,000		600,000
Estimated future compensation expense within two years				2,300,000				2,300,000		2,300,000
Estimated future compensation expense within three years				$ 400,000				$ 400,000		400,000
Performance Shares and Performance Share Units [Domain] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Target Percentage Of Actual Results				0.00%		0.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Potential Payout In Period						0				0
Performance Shares and Performance Share Units [Domain] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Target Percentage Of Actual Results				200.00%		200.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Potential Payout In Period						736,112				719,552